Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues	$ 1,818	$ 1,250
Cost of revenues	1,270	901
Gross profit	548	349
Research and development expenses	4,279	3,375
Sales and marketing expenses	2,518	2,146
General and administrative expenses	2,422	1,870
Operating loss	8,671	7,042
Finance expenses (income), net	104	(90)
Net loss and comprehensive loss	$ 8,775	$ 6,952
Basic net loss per share (in Dollars per share)	$ 3.17	$ 3.59
Diluted net loss per share (in Dollars per share)	$ 3.17	$ 3.59
Weighted average number of shares outstanding used in computing basic net loss per share (in Shares)	2,769,593	1,938,517
Weighted average number of shares outstanding used in computing diluted net loss per share (in Shares)	2,769,593	1,938,517